Item 1. Schedule of Investments:
--------------------------------
Putnam High Yield Advantage Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam High Yield Advantage Fund
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The fund's portfolio
August 31, 2004

Corporate bonds and notes (86.2%) (a)
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Principal amount                                                                                      Value
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
Advertising and Marketing Services (0.2%)
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     $1,715,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                      $1,826,475

Automotive (2.2%)
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      1,145,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                            1,259,500
      1,790,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                           1,843,700
        675,000  Dana Corp. notes 10 1/8s, 2010                                                     772,875
      4,875,000  Dana Corp. notes 9s, 2011                                                        5,825,625
        820,000  Dana Corp. notes 7s, 2029                                                          824,100
        750,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                 800,625
      2,505,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                               2,548,838
        760,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               788,500
      1,675,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                      1,943,802
      1,620,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                             1,668,600
      2,525,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                         2,493,438
      5,020,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                 5,810,650
                                                                                              -------------
                                                                                                 26,580,253
Basic Materials (9.1%)
-----------------------------------------------------------------------------------------------------------
      2,150,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                         2,365,000
        190,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               183,350
      1,680,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                             1,579,200
      2,730,000  Armco, Inc. sr. notes 8 7/8s, 2008                                               2,702,700
        525,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                              420,000
      2,865,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                         3,076,294
      1,135,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                            1,163,375
      2,255,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                               2,503,050
      1,000,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                780,000
      3,060,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                            2,509,200
      5,053,074  Doe Run Resources Corp. company guaranty
                 Ser. A1, 11 3/4s, 2008 (PIK)                                                     3,789,805
      1,235,000  Equistar Chemicals LP notes 8 3/4s, 2009                                         1,299,838
      6,685,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             7,420,350
      3,075,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                         3,198,000
        610,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                         715,225
      1,750,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                           1,955,625
        320,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                           344,800
          2,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 2,185
      2,630,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                              2,985,050
      4,715,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                             5,540,125
      2,610,000  Hercules, Inc. 144A sr. sub. notes 6
                 3/4s, 2029                                                                       2,590,425
        675,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 11.86s, 2008                                                              708,750
        100,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               114,000
      1,985,000  Huntsman Co., LLC sr. disc. notes zero %, 2008                                   1,181,075
      2,880,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                           2,966,400
      6,255,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                     3,190,050
EUR   1,585,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                   1,942,304
     $1,460,000  Huntsman LLC company guaranty 11 5/8s,
                 2010                                                                             1,635,200
      1,110,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                       1,137,750
        920,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         956,800
        440,000  International Steel Group, Inc. 144A sr.
                 notes 6 1/2s, 2014                                                                 424,600
      3,255,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 3,621,188
      1,545,000  Kaiser Aluminum & Chemical Corp. sr.
                 sub. notes 12 3/4s, 2003 (In default)
                 (NON)(DEF)                                                                         320,588
        255,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                               290,063
      2,000,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                       2,137,500
      3,450,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                       3,687,188
EUR     145,000  MDP Acquisitions PLC sr. notes 10 1/8s,
                 2012 (Ireland)                                                                     196,716
     $2,780,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                   3,127,500
      1,447,834  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                             1,679,487
      3,260,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            3,553,400
        925,000  Millennium America, Inc. 144A sr. notes
                 9 1/4s, 2008                                                                     1,008,250
EUR     290,000  Nalco Co. 144A sr. notes 7 3/4s, 2011                                              374,755
EUR     290,000  Nalco Co. 144A sr. sub. notes 9s, 2013                                             374,227
     $3,710,000  Nalco Co. 144A sr. sub. notes 8 7/8s,
                 2013                                                                             4,002,163
      1,375,000  Norska Skog Canada Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                              1,399,063
        476,488  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      464,576
      1,746,842  Pioneer Companies, Inc. sec. FRN 5.086s,
                 2006                                                                             1,650,766
      2,190,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                             2,474,700
         85,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  88,613
        490,000  Rhodia SA sr. notes 10 1/4s, 2010                                                  499,800
EUR   1,565,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                1,951,074
       $590,000  Smurfit-Stone Container Corp. company
                 guaranty 8 1/4s, 2012                                                              643,100
        135,000  Smurfit-Stone Container Corp. company
                 guaranty 7 1/2s, 2013                                                              141,075
      1,370,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                       1,513,850
        644,388  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         605,725
        250,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               279,375
      3,810,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                             4,191,000
        585,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                     604,013
      3,090,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                       3,507,150
      1,435,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                       1,542,625
      1,149,000  United States Steel, LLC sr. notes 10
                 3/4s, 2008                                                                       1,345,625
        143,442  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                     100,409
        278,810  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                     195,167
        930,000  WHX Corp. sr. notes 10 1/2s, 2005                                                  883,500
                                                                                              -------------
                                                                                                109,834,757
Beverage (0.2%)
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      1,640,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                        1,808,100
        145,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         158,413
                                                                                              -------------
                                                                                                  1,966,513
Broadcasting (1.9%)
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      3,765,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                             4,282,688
     12,449,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                 15,561
      3,655,000  Echostar DBS Corp. sr. notes 9 1/8s,
                 2009                                                                             4,034,206
      5,850,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                             5,864,625
      4,610,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       4,344,925
      2,835,000  Rainbow National Services LLC 144A sr.
                 notes 8 3/4s, 2012                                                               2,891,700
        277,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 283,233
      1,330,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                     1,275,138
                                                                                              -------------
                                                                                                 22,992,076
Building Materials (0.7%)
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      1,450,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                1,471,750
      2,166,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                       2,306,790
        805,000  Interface, Inc. sr. sub. notes 9 1/2s,
                 2014                                                                               825,125
      2,055,000  Nortek, Inc. 144A sr. sub. notes 8 1/2s,
                 2014                                                                             2,142,338
      1,470,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                     676,200
      2,620,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                   1,198,650
                                                                                              -------------
                                                                                                  8,620,853
Cable Television (3.5%)
-----------------------------------------------------------------------------------------------------------
         40,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  36,000
        200,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   182,500
      3,027,000  Adelphia Communications Corp. sr. notes
                 7 7/8s, 2009 (In default) (NON)                                                  2,618,355
      1,119,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                          1,007,100
        451,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                            394,625
      1,530,000  Atlantic Broadband Finance, LLC 144A sr.
                 sub. notes 9 3/8s, 2014                                                          1,442,025
      1,980,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                         2,029,500
        285,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               166,725
      5,959,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                             4,975,765
      4,921,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                             4,133,640
      5,415,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                            4,277,850
      1,950,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                         1,574,625
      6,410,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                            6,442,050
      1,445,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                       1,499,188
      1,450,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                       1,442,750
      5,000,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                             5,125,000
      3,480,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                    4,002,000
      1,175,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                    1,186,750
                                                                                              -------------
                                                                                                 42,536,448
Capital Goods (6.9%)
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      2,892,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                       2,964,300
      3,109,209  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                        31
      2,660,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    2,919,350
        160,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 7 5/8s, 2006                                                      167,800
      2,170,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                               2,170,000
      2,075,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                             2,189,125
          2,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8 7/8s, 2011                                                                      1,950
      3,740,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                      3,641,825
      3,344,000  Blount, Inc. company guaranty 13s, 2009                                          3,565,540
      1,759,000  Blount, Inc. company guaranty 7s, 2005                                           1,820,565
      2,060,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                         2,152,700
      2,350,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                       2,091,500
      1,090,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                               1,106,350
EUR     270,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                           371,547
     $3,535,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                         4,109,438
      2,935,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                         3,257,850
      9,907,000  Decrane Aircraft Holdings Co. company
                 guaranty 17s, 2008                                                               3,764,660
      1,330,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                       1,476,300
      1,360,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                         1,570,800
      1,741,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                       1,976,035
        460,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           484,150
EUR   2,415,000  Impress Metal Packaging Holding NV sr.
                 sub. notes 9 7/8s, 2007 (Netherlands)                                            1,496,618
DEM     270,000  Impress Metal Packaging Holding NV sr.
                 sub. notes 9 7/8s, 2007 (Netherlands)                                              167,324
     $3,395,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         3,445,925
      2,055,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                  2,275,913
        486,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 1/4s, 2007                                                                    501,795
      3,910,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                            3,851,350
      3,850,000  Legrand SA debs. 8 1/2s, 2025 (France)                                           4,191,688
        290,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             330,600
EUR     670,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             896,750
       $865,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         893,113
        645,000  Mueller Group Inc. 144A sec. FRN 6.444s,
                 2011                                                                               659,513
        900,000  Mueller Group Inc. 144A sr. sub. notes
                 10s, 2012                                                                          965,250
      2,725,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                       2,874,875
      1,970,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                       2,088,200
      3,340,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       3,707,400
      1,140,000  Pliant Corp. sec. notes 11 1/8s, 2009                                            1,222,650
      1,385,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                             1,488,875
        880,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   792,000
        770,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                           746,900
      2,115,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                 2,030,400
      1,410,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                       1,353,600
      3,155,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                       3,565,150
      2,250,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                             2,323,125
         70,000  Trimas Corp. company guaranty 9 7/8s,
                 2012                                                                                74,200
                                                                                              -------------
                                                                                                 83,745,030
Commercial and Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
      4,415,000  Coinmach Corp. sr. notes 9s, 2010                                                4,459,150
      4,683,147  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                468
EUR   1,714,547  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                          106
DEM     700,000  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                           44
     $2,620,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                             2,836,150
      4,195,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                       4,782,300
                                                                                              -------------
                                                                                                 12,078,218
Communication Services (6.6%)
-----------------------------------------------------------------------------------------------------------
      1,620,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                        1,794,150
      1,047,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                       1,041,765
      1,225,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                             1,218,875
        785,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                       631,925
      1,485,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                     1,206,563
      1,305,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                             1,393,088
      1,300,000  American Tower Corp. 144A sr. notes 7
                 1/2s, 2012                                                                       1,313,000
      2,965,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                       3,068,775
      2,330,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                            186,400
      2,955,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                   3,036,263
        717,000  Centennial Cellular Operating Co., LLC
                 sr. sub. notes 10 3/4s, 2008                                                       740,303
        520,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                455,000
      1,530,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                       1,438,200
      1,575,000  Cincinnati Bell, Inc. notes 7 1/4s, 2023                                         1,378,125
      3,065,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       2,712,525
      2,765,309  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                277
      3,255,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                               3,759,525
      1,485,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                              1,588,950
      6,955,624  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                  696
        495,363  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              413,628
      3,030,000  Inmarsat Finance PLC 144A company
                 guaranty 7 5/8s, 2012 (United Kingdom)                                           2,969,400
      1,025,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                          1,073,688
      2,165,000  Level 3 Financing Inc. 144A sr. notes 10
                 3/4s, 2011                                                                       1,829,425
      2,855,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                       3,047,713
      5,207,000  MCI, Inc. sr. notes 7.735s, 2014                                                 4,809,966
        913,000  MCI, Inc. sr. notes 6.688s, 2009                                                   860,503
          1,000  MCI, Inc. sr. notes 5.908s, 2007                                                       984
      3,250,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      3,087,500
      1,507,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                             1,755,655
      4,220,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                             4,399,350
      3,145,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                      2,799,050
        360,000  Qwest Communications International, Inc.
                 144A sr. notes FRN 5.211s, 2009                                                    334,800
     10,230,000  Qwest Corp. 144A notes 9 1/8s, 2012                                             10,971,675
      1,290,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                             1,531,875
      1,350,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                         1,559,250
      2,100,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                       1,879,500
        750,000  Rural Cellular Corp. sr. sub. notes Ser.
                 B, 9 5/8s, 2008                                                                    697,500
        600,000  SBA Communications Corp. sr. notes 10
                 1/4s, 2009                                                                         631,500
      1,170,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011                                                                    912,600
      2,430,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                           2,697,300
      1,907,000  UbiquiTel Operating Co. bonds
                 stepped-coupon zero % (14s, 4/15/05),
                 2010 (STP)                                                                       1,954,675
      1,275,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                       1,306,875
      1,835,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                             1,885,463
                                                                                              -------------
                                                                                                 80,374,280
Conglomerates (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,705,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                          4,058,924

Consumer (1.0%)
-----------------------------------------------------------------------------------------------------------
      3,620,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                    3,945,800
      3,635,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                             2,399,100
      1,230,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                             1,388,363
      3,940,000  Samsonite Corp. 144A sr. sub. notes 8
                 7/8s, 2011                                                                       4,058,200
                                                                                              -------------
                                                                                                 11,791,463
Consumer Goods (1.4%)
-----------------------------------------------------------------------------------------------------------
      2,695,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                               2,937,550
        900,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         931,500
      3,650,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                     3,709,313
      2,725,000  Playtex Products, Inc. 144A secd. notes
                 8s, 2011                                                                         2,840,813
      2,515,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                               2,502,425
      3,450,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                           3,174,000
      1,030,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                             1,076,350
                                                                                              -------------
                                                                                                 17,171,951
Consumer Services (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,525,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                        2,878,500
      2,845,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                     2,802,325
                                                                                              -------------
                                                                                                  5,680,825
Energy (7.4%)
-----------------------------------------------------------------------------------------------------------
      3,955,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/2s, 2013                                                                     4,093,425
        865,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                         901,763
      2,810,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                       2,999,675
      1,920,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014                                                                       1,941,600
      1,700,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                         1,938,000
      1,094,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                     1,173,315
      3,385,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       3,638,875
      1,125,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                             1,158,750
      1,775,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                       1,783,875
      2,905,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                             3,122,875
      2,240,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                     2,464,000
        880,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         858,000
      2,565,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                       2,693,250
        745,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         789,700
      1,095,000  Forest Oil Corp. sr. notes 8s, 2011                                              1,199,025
        855,000  Forest Oil Corp. sr. notes 8s, 2008                                                931,950
      1,270,000  Forest Oil Corp. 144A sr. notes 8s, 2011                                         1,393,825
      1,315,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                             1,410,338
      1,305,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                             1,389,825
      1,970,000  Hanover Compressor Co. sub. notes zero %, 2007                                   1,659,725
      1,315,000  Hanover Equipment Trust sec. notes Ser.
                 A, 8 1/2s, 2008                                                                  1,403,763
      1,645,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                              1,809,500
      1,260,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                          1,291,500
      1,130,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                       1,079,150
      2,170,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                         2,245,950
      3,120,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                       3,424,200
      1,415,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                               1,439,763
      1,860,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                            1,841,400
      2,200,332  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                      2,244,339
      1,350,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                             1,427,625
      2,290,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                            2,433,125
      2,610,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                             2,492,550
        650,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                      732,095
      4,025,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                    4,347,000
      2,025,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                         2,176,875
      1,475,000  Plains All American Pipeline LP/Plains
                 All American Finance Corp. company
                 guaranty 7 3/4s, 2012                                                            1,707,590
      2,360,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                            2,631,400
        930,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                          1,036,950
      1,595,000  Plains Exploration & Production Co. 144A
                 sr. notes 7 1/8s, 2014                                                           1,690,700
      1,805,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                  1,980,988
      2,610,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                     2,779,650
      2,445,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                            2,548,913
      1,475,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)                                                15
      3,535,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      3,817,800
      1,315,769  Star Gas Propane 1st Mtge. 8.04s, 2009                                           1,414,452
        565,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                         587,600
      1,140,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                       1,242,600
        595,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         623,263
                                                                                              -------------
                                                                                                 89,992,547
Entertainment (1.3%)
-----------------------------------------------------------------------------------------------------------
      2,020,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                       2,100,800
      1,246,000  AMC Entertainment, Inc. sr. sub. notes 9
                 1/2s, 2011                                                                       1,270,920
      1,900,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                   1,771,750
      3,080,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                             3,411,100
      3,395,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014                                                                             2,338,306
      5,610,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                           5,203,275
                                                                                              -------------
                                                                                                 16,096,151
Financial (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,205,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                   1,229,100
      2,475,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                           2,648,250
      3,205,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             3,269,100
      4,798,440  Finova Group, Inc. notes 7 1/2s, 2009                                            2,393,222
      1,515,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                         1,723,313
      1,660,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                              1,782,425
      1,570,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                              1,605,325
      1,910,000  UBS AG/Jersey Branch sr. notes Ser.
                 EMTN, 9.14s, 2008 (Jersey)                                                       1,986,400
      2,310,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                       2,541,000
                                                                                              -------------
                                                                                                 19,178,135
Food (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,557,998  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                1,028,279
        665,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              707,394
        970,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                     1,067,000
      2,170,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                             2,414,125
      3,240,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                       3,021,300
        755,000  Dole Food Co. sr. notes 8 5/8s, 2009                                               804,075
        955,000  Dole Food Co. sr. notes 8 7/8s, 2011                                             1,021,850
      3,365,000  Eagle Family Foods company guaranty Ser.
                 B, 8 3/4s, 2008                                                                  2,523,750
      2,150,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                             2,004,875
      2,730,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          2,600,325
      2,860,000  Premier International Foods PLC sr.
                 notes 12s, 2009 (United Kingdom)                                                 3,031,600
                                                                                              -------------
                                                                                                 20,224,573
Gaming & Lottery (4.2%)
-----------------------------------------------------------------------------------------------------------
      1,430,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                    1,612,325
        440,000  Argosy Gaming Co. sr. sub. notes 9s,
                 2011                                                                               492,800
      1,855,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                             1,892,100
      1,575,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                             1,724,625
        545,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                               575,656
      1,485,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                               1,633,500
      1,080,000  Herbst Gaming, Inc. 144A sr. sub. notes
                 8 1/8s, 2012                                                                     1,088,100
      3,375,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                             3,472,031
      1,240,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                             1,401,200
      1,760,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                             1,804,000
        330,000  MGM Mirage, Inc. coll. sr. notes 6 7/8s,
                 2008                                                                               353,100
      2,850,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                       3,206,250
      1,370,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                             1,390,550
      2,690,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                               2,737,075
      3,645,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     4,045,950
      1,830,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                         1,962,675
      1,575,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                               1,783,688
      1,125,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 1/8s, 2011                                                               1,274,063
      1,755,000  Penn National Gaming, Inc. company
                 guaranty Ser. B, 11 1/8s, 2008                                                   1,926,113
        510,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 558,450
      2,345,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                               2,415,350
        890,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 894,450
      2,515,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                              2,854,525
      2,165,000  Station Casinos, Inc. sr. notes 6s, 2012                                         2,170,413
      1,775,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                       1,772,781
      4,655,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                           3,950,931
      1,915,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                               2,180,706
                                                                                              -------------
                                                                                                 51,173,407
Health Care (6.8%)
-----------------------------------------------------------------------------------------------------------
      1,415,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                       1,471,600
      2,315,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                     2,477,050
      2,470,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                       2,710,825
      4,270,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  4,590,250
      1,500,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                    1,676,250
      1,820,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                          1,801,800
      1,090,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                           1,013,700
      3,090,000  HCA, Inc. debs. 7.19s, 2015                                                      3,333,989
      2,040,000  HCA, Inc. notes 8.36s, 2024                                                      2,254,282
        165,000  HCA, Inc. notes 7s, 2007                                                           177,096
        675,000  HCA, Inc. notes 5 3/4s, 2014                                                       669,131
        930,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                 1,053,057
      4,104,000  Healthsouth Corp. notes 7 5/8s, 2012                                             3,919,320
      1,050,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                         1,050,000
        955,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           938,288
      1,395,000  Healthsouth Corp. sr. notes 7s, 2008                                             1,381,050
      1,520,000  IASIS Healthcare/IASIS Capital Corp.
                 144A sr. sub. notes 8 3/4s, 2014                                                 1,596,000
      1,270,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                    1,285,875
        971,175  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                             1,048,869
      7,800,000  Mediq, Inc. debs. 13s, 2009 (In default)
                 (NON)                                                                                  780
      1,570,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                    1,774,100
      3,275,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero %, 2012                                                                     2,038,688
      3,040,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                             2,948,800
      3,103,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                           3,599,480
      2,885,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                       3,231,200
      1,150,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                       1,187,375
        290,000  Service Corp. International notes 7.2s,
                 2006                                                                               303,050
         90,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          93,150
        435,000  Service Corp. International notes 6
                 1/2s, 2008                                                                         449,138
      1,045,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                    1,110,313
      2,650,000  Service Corp. International 144A sr.
                 notes 6 3/4s, 2016                                                               2,550,625
      2,460,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                             2,718,300
      1,140,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                             1,054,500
        105,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                92,925
      3,235,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                             2,871,063
      3,320,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                       3,461,100
      2,455,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                         2,559,338
      6,450,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             6,490,313
      3,140,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                              3,187,100
      1,315,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                             1,377,463
        710,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         747,275
      2,230,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                2,486,450
      1,180,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                       1,215,400
                                                                                              -------------
                                                                                                 81,996,358
Homebuilding (2.4%)
-----------------------------------------------------------------------------------------------------------
        965,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                     1,049,438
        615,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                       668,813
        415,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               471,025
      1,070,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                         1,219,800
      3,075,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         3,113,438
        965,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                           1,119,400
      2,315,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                            2,581,225
      1,330,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                            1,310,050
      2,475,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                     2,456,438
      1,180,000  Meritage Corp. sr. notes 9 3/4s, 2011                                            1,315,700
        660,000  Meritage Corp. sr. notes 7s, 2014                                                  648,450
      2,055,000  Ryland Group, Inc. sr. sub. notes 9
                 1/8s, 2011                                                                       2,306,738
      1,510,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                       1,732,725
      2,885,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                             3,036,463
        185,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                               191,938
      1,295,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                           1,408,313
        965,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                1,022,900
        625,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                      701,563
      2,660,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                       2,939,300
                                                                                              -------------
                                                                                                 29,293,717
Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,770,000  Sealy Mattress Co. 144A sr. sub. notes 8
                 1/4s, 2014                                                                       3,892,525

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,420,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                             1,469,700

Lodging/Tourism (2.6%)
-----------------------------------------------------------------------------------------------------------
      2,715,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                             2,816,813
      3,415,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                           3,918,713
      1,710,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                              1,915,200
      5,608,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                   5,958,500
      2,955,000  Host Marriott LP 144A sr. notes 7s, 2012                                         3,006,713
      1,655,000  ITT Corp. debs. 7 3/8s, 2015                                                     1,754,300
      1,360,000  ITT Corp. notes 6 3/4s, 2005                                                     1,411,000
      4,980,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                       5,565,150
      1,945,000  Meristar Hospitality Corp. company
                 guaranty 9 1/8s, 2011 (R)                                                        2,003,350
      2,250,000  Meristar Hospitality Corp. company
                 guaranty 9s, 2008 (R)                                                            2,317,500
      1,270,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                               1,358,900
                                                                                              -------------
                                                                                                 32,026,139
Media (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,435,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                             2,544,575
      1,000,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                            1,087,500
                                                                                              -------------
                                                                                                  3,632,075
Publishing (3.9%)
-----------------------------------------------------------------------------------------------------------
      4,790,000  Dex Media East, LLC/Dex Media East
                 Finance Co. sr. notes Ser. B, 8 1/2s,
                 2010                                                                             5,394,738
      2,015,000  Dex Media, Inc. 144A disc. notes
                 stepped-coupon zero % (9s, 11/15/08),
                 2013 (STP)                                                                       1,475,988
      3,700,000  Dex Media, Inc. 144A notes 8s, 2013                                              3,838,750
      5,053,710  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                               5,698,058
      1,145,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                       1,195,094
      3,670,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                             3,596,600
      2,440,000  PRIMEDIA, Inc. company guaranty 7 5/8s,
                 2008                                                                             2,391,200
      3,465,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                           3,205,125
      1,265,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                           1,277,650
        510,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              574,388
      3,630,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                               4,088,288
        820,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           969,650
      3,595,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                       3,891,588
      2,930,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                             2,962,963
      5,205,391  Von Hoffman Press, Inc. debs. 13s, 2009
                 (PIK)                                                                            5,413,607
      1,905,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                             1,733,550
                                                                                              -------------
                                                                                                 47,707,237
Restaurants (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,046,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                             1,119,220
      3,320,000  Sbarro, Inc. company guaranty 11s, 2009                                          2,996,300
                                                                                              -------------
                                                                                                  4,115,520
Retail (2.7%)
-----------------------------------------------------------------------------------------------------------
      1,925,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                   1,876,875
      3,925,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             4,484,313
      1,595,000  Finlay Fine Jewelry Corp. 144A sr. notes
                 8 3/8s, 2012                                                                     1,698,675
      4,080,000  JC Penney Co., Inc. debs. 7.95s, 2017                                            4,610,400
        690,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              764,175
      2,230,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                           2,313,625
        510,000  JC Penney Co., Inc. notes 9s, 2012                                                 612,000
        100,000  JC Penney Co., Inc. notes 8s, 2010                                                 112,750
      1,405,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                              1,447,150
      2,815,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                      2,836,113
      2,180,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                             2,398,000
        150,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                  138,000
        310,000  Rite Aid Corp. notes 7 1/8s, 2007                                                  316,200
        730,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             766,500
      1,755,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                            1,851,525
        145,000  Rite Aid Corp. 144A notes 6s, 2005                                                 146,450
      3,243,000  Saks, Inc. company guaranty 7s, 2013                                             3,259,215
      2,440,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                     2,708,400
                                                                                              -------------
                                                                                                 32,340,366
Technology (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,791,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                    2,082,038
      1,220,000  Amkor Technologies, Inc. sr. notes 7
                 3/4s, 2013                                                                       1,024,800
      1,315,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                    1,190,075
      2,765,000  Celestica Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                    2,892,881
      1,425,000  DigitalNet Holdings, Inc. sr. notes 9s,
                 2010                                                                             1,546,125
      2,820,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                               2,865,825
      4,170,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                       4,503,600
        175,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         181,781
        310,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                               243,350
      4,185,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                             3,285,225
        190,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                               182,875
      1,220,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011 (Cayman Islands)                                           1,024,800
      1,250,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                         1,268,750
      1,963,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                        2,208,375
      1,185,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                             1,664,925
      1,570,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                               1,648,500
      2,005,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          2,185,450
      1,565,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                           1,572,825
      4,285,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               4,552,813
      1,875,000  Xerox Corp. sr. notes 6 7/8s, 2011                                               1,940,625
                                                                                              -------------
                                                                                                 38,065,638
Textiles (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,785,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                             3,926,938
      1,740,000  Oxford Industries, Inc. 144A sr. notes 8
                 7/8s, 2011                                                                       1,861,800
        765,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                         789,863
      2,770,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                             2,984,675
      1,591,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                           1,797,830
                                                                                              -------------
                                                                                                 11,361,106
Tire & Rubber (0.3%)
-----------------------------------------------------------------------------------------------------------
        335,000  Goodyear Tire & Rubber Co. (The) notes 8
                 1/2s, 2007                                                                         347,563
      3,250,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     3,055,000
        750,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         731,250
                                                                                              -------------
                                                                                                  4,133,813
Tobacco (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,280,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                       1,248,000

Transportation (1.1%)
-----------------------------------------------------------------------------------------------------------
      2,045,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                             1,799,600
      4,375,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                            3,303,125
        960,067  Delta Air Lines, Inc. pass-through
                 certificates Ser. 02-1, 7.779s, 2012                                               393,627
      3,170,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            3,443,413
        700,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              707,000
      2,640,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                            2,580,600
        900,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                           1,044,000
        233,000  United AirLines, Inc. debs. 9 1/8s, 2012
                 (In default) (NON)                                                                  13,689
                                                                                              -------------
                                                                                                 13,285,054
Utilities & Power (9.4%)
-----------------------------------------------------------------------------------------------------------
      2,960,000  AES Corp. (The) 144A sec. notes 9s, 2015                                         3,293,000
      3,055,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             3,398,688
      2,305,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                       2,443,300
      1,300,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                    1,430,000
      2,383,000  Calpine Canada Energy Finance company
                 guaranty 8 1/2s, 2008 (Canada)                                                   1,525,120
      5,485,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                             4,305,725
      1,045,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                     1,129,667
        905,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                       1,067,602
        370,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              372,313
      2,930,000  CMS Energy Corp. sr. notes 8.9s, 2008                                            3,186,375
      1,000,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                          1,085,000
        740,000  CMS Energy Corp. 144A sr. notes 7 3/4s,
                 2010                                                                               780,700
      3,380,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                 3,515,200
      1,200,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                             1,116,000
      5,675,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                       6,384,375
      1,460,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                     1,423,500
      2,180,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                     1,923,850
      1,230,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                             1,426,800
         50,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                57,375
        745,000  El Paso CGP Co. notes 7 3/4s, 2010                                                 716,131
      1,600,000  El Paso Corp. sr. notes 7 3/8s, 2012                                             1,496,000
      3,370,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                       2,860,288
        765,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               818,550
        715,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                    757,900
      3,820,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            3,753,150
      2,200,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                          2,189,000
        870,000  Kansas Gas & Electric debs. 8.29s, 2016                                            900,450
      4,395,000  Midwest Generation LLC secd. notes 8
                 3/4s, 2034                                                                       4,669,688
      3,195,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       4,017,713
      1,320,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                       1,379,302
      2,655,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              2,973,600
      1,260,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            1,419,075
        215,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                     183,825
        380,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                 330,600
      1,800,000  Northwestern Corp. notes 7 7/8s, 2007
                 (In default) (NON)                                                               1,566,000
      7,110,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             7,465,500
      2,285,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                        2,856,250
      3,395,000  PG&E Corp. sec. notes 6 7/8s, 2008                                               3,683,575
        590,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                   607,700
      2,290,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                             2,433,125
      1,855,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                             1,947,750
        515,000  Sierra Pacific Power Co. 144A general
                 ref. mtge. 6 1/4s, 2012                                                            509,850
      3,150,000  Sierra Pacific Resources 144A sr. notes
                 8 5/8s, 2014                                                                     3,307,500
        445,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                         466,627
      1,175,000  Teco Energy, Inc. notes 10 1/2s, 2007                                            1,357,125
        680,000  Teco Energy, Inc. notes 7.2s, 2011                                                 715,700
      1,165,000  Teco Energy, Inc. notes 7s, 2012                                                 1,205,775
        305,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                               285,556
        840,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                       862,050
        350,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                 359,625
      4,065,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   4,146,300
      1,355,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                             1,476,950
      1,671,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       1,915,672
      2,150,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                             2,413,375
      3,075,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                             3,321,000
      2,745,000  Williams Cos., Inc. (The) sr. notes 8
                 5/8s, 2010                                                                       3,184,200
      1,925,252  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                    193
                                                                                              -------------
                                                                                                114,417,260
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $1,039,487,823)                      $1,044,907,387

Senior Loans (2.5%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Automotive (0.4%)
-----------------------------------------------------------------------------------------------------------
     $1,165,000  Federal Mogul Corp. bank term loan FRN
                 Ser. A, 3.56s, 2005                                                             $1,081,994
      2,700,000  Federal Mogul Corp. bank term loan FRN
                 Ser. B, 3.81s, 2005                                                              2,511,000
        264,858  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.19s, 2009                                                          269,659
         69,828  Tenneco Automotive, Inc. bank term loan
                 FRN 4.36s, 2010                                                                     71,137
        154,397  Tenneco Automotive, Inc. bank term loan
                 FRN 4.253s, 2010                                                                   156,970
        209,475  TRW Automotive bank term loan FRN 4
                 1/8s, 2011                                                                         212,792
                                                                                              -------------
                                                                                                  4,303,552
Basic Materials (0.4%)
-----------------------------------------------------------------------------------------------------------
        372,750  Buckeye Technologies, Inc. bank term
                 loan FRN 4.246s, 2010                                                              376,788
        297,000  Graphics Packaging bank term loan FRN
                 4.35s, 2010                                                                        300,651
        523,688  Hercules, Inc. bank term loan FRN
                 3.497s, 2010                                                                       527,124
      1,308,840  Huntsman Corp. bank term loan FRN Ser.
                 A, 5 5/8s, 2007                                                                  1,312,346
        182,856  Huntsman Corp. bank term loan FRN Ser.
                 B, 11.438s, 2007                                                                   183,346
        238,427  Nalco Co. bank term loan FRN Ser. B,
                 4.182s, 2010                                                                       241,876
        262,971  SGL Carbon, LLC bank term loan FRN
                 4.22s, 2009                                                                        262,971
        298,500  St. Mary's Cement Corp. bank term loan
                 FRN 4.086s, 2009                                                                   300,552
        545,000  Wellman 1st. lien bank term loan FRN
                 5.694s, 2009                                                                       552,494
        955,000  Wellman 2nd. lien bank term loan FRN
                 8.444s, 2010                                                                       939,879
                                                                                              -------------
                                                                                                  4,998,027
Beverage (--%)
-----------------------------------------------------------------------------------------------------------
        173,440  Constellation Brands, Inc. bank term
                 loan FRN 3.213s, 2008                                                              173,860

Broadcasting (--%)
-----------------------------------------------------------------------------------------------------------
        231,257  DirecTV bank term loan FRN Ser. B,
                 3.819s, 2010                                                                       234,032

Cable Television (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,290,000  Century Cable Holdings bank term loan
                 FRN 6 1/2s, 2009                                                                 2,229,478
        360,000  Charter bank term loan FRN 4.92s, 2011                                             355,087
      1,670,000  Olympus Cable bank term loan FRN Ser. B,
                 6 1/4s, 2010                                                                     1,625,864
                                                                                              -------------
                                                                                                  4,210,429
Capital Goods (0.2%)
-----------------------------------------------------------------------------------------------------------
        415,425  AGCO Corp. bank term loan FRN 3.589s,
                 2008                                                                               417,242
        234,884  Allied Waste Industries, Inc. bank term
                 loan FRN 4.33s, 2010                                                               238,159
         39,643  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.369s, 2010                                                       40,158
        396,000  Amsted Industries bank term loan FRN
                 5.382s, 2010                                                                       403,425
        285,640  EaglePicher bank term loan FRN 4.41s,
                 2009                                                                               287,782
        359,854  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.245s, 2009                                                                    363,790
        186,750  Goodman Manufacturing bank term loan FRN
                 3 3/4s, 2009                                                                       188,618
        179,626  Invensys, PLC bank term loan FRN 5.477s,
                 2009 (United Kingdom)                                                              181,871
        212,615  Mueller Group bank term loan FRN 4.232s,
                 2011                                                                               213,146
        292,500  Roper bank term loan FRN 3.61s, 2008                                               296,278
        223,875  Solo Cup Co. bank term loan FRN 4.027s,
                 2011                                                                               225,927
         99,501  Transdigm, Inc. bank term loan FRN
                 3.79s, 2010                                                                        100,807
                                                                                              -------------
                                                                                                  2,957,203
Commercial and Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
         98,477  Corrections Corporation of America bank
                 term loan FRN 3.36s, 2008                                                           99,954
        198,500  IESI Corp. bank term loan FRN 4.602s,
                 2010                                                                               201,229
                                                                                              -------------
                                                                                                    301,183
Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
        150,000  Consolidated Communications bank term
                 loan FRN 4.409s, 2012                                                              151,688
        198,500  Crown Castle International Corp. bank
                 term loan FRN 5.09s, 2010                                                          198,555
        198,500  Dobson Communications Corp. bank term
                 loan FRN 5.132s, 2010                                                              197,929
        130,000  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.36s, 2011                                                                     130,089
        300,625  Qwest Communications International, Inc.
                 bank term loan FRN 6 1/2s, 2007                                                    310,245
        150,000  SBA Senior Finance, Inc. bank term loan
                 FRN 4.687s, 2008                                                                   150,984
                                                                                              -------------
                                                                                                  1,139,490
Consumer Goods (--%)
-----------------------------------------------------------------------------------------------------------
        344,851  Jostens, Inc. bank term loan FRN Ser. B,
                 4.004s, 2010                                                                       349,162

Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
        300,000  Itron, Inc. bank term loan FRN 3 3/4s,
                 2010                                                                               302,250

Energy (0.1%)
-----------------------------------------------------------------------------------------------------------
        270,000  Dresser, Inc. bank term loan FRN 5.19s,
                 2010                                                                               273,544
         93,937  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008                                                                95,111
        140,000  Parker Drilling Co. bank term loan FRN
                 5.749s, 2007                                                                       140,263
        137,016  Peabody Energy Corp. bank term loan FRN
                 Ser. B, 3.266s, 2010                                                               138,300
        872,614  Trico Marine Services, Inc. bank term
                 loan FRN 8.389s, 2009                                                              789,715
                                                                                              -------------
                                                                                                  1,436,933
Entertainment (0.1%)
-----------------------------------------------------------------------------------------------------------
        269,325  AMF Bowling Worldwide bank term loan FRN
                 4.554s, 2009                                                                       271,177
        270,000  MGM bank term loan FRN 3.98s, 2011                                                 270,810
         90,544  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.04s, 2009                                                                      90,714
                                                                                              -------------
                                                                                                    632,701
Food (0.1%)
-----------------------------------------------------------------------------------------------------------
        318,790  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 3.911s, 2010                                                               323,273
         71,383  Dole Food Co. bank term loan FRN Ser. D,
                 4.355s, 2009                                                                        72,334
        180,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               178,875
        523,688  Pinnacle Foods Holding Corp. bank term
                 loan FRN 4.259s, 2010                                                              528,924
                                                                                              -------------
                                                                                                  1,103,406
Gaming & Lottery (0.1%)
-----------------------------------------------------------------------------------------------------------
         55,528  Pinnacle Entertainment, Inc. bank term
                 loan FRN 4.84s, 2009                                                                56,222
        641,899  Scientific Gaming bank term loan FRN
                 4.007s, 2008                                                                       648,853
                                                                                              -------------
                                                                                                    705,075
Health Care (0.3%)
-----------------------------------------------------------------------------------------------------------
        248,125  Beverly Enterprises, Inc. bank term loan
                 FRN 4.258s, 2008                                                                   251,227
        180,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.36s, 2011                                                       179,936
        396,000  Concentra bank term loan FRN 4 1/2s,
                 2009                                                                               397,155
        694,065  DaVita, Inc. bank term loan FRN Ser. B,
                 3.607s, 2009                                                                       699,643
        180,000  Fisher Scientific International, Inc.
                 bank term loan FRN 2.61s, 2011                                                     181,350
        198,500  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 4.34s, 2009                                                               198,004
        248,500  Kinetic Concepts, Inc. bank term loan
                 FRN 3.59s, 2011                                                                    251,503
        228,938  Medex, Inc. bank term loan FRN 4.6s,
                 2009                                                                               231,036
        742,914  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 3.73s, 2008                                                                754,522
         82,380  VWR International Inc. bank term loan
                 FRN 4.11s, 2011                                                                     83,430
                                                                                              -------------
                                                                                                  3,227,806
Homebuilding (--%)
-----------------------------------------------------------------------------------------------------------
        150,000  Landsource bank term loan FRN 4.188s,
                 2010                                                                               151,969

Household Furniture and Appliances (--%)
-----------------------------------------------------------------------------------------------------------
        171,964  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.11s, 2012                                                                173,541

Media (0.1%)
-----------------------------------------------------------------------------------------------------------
         53,447  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.611s, 2009                                                           53,914
        133,618  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.571s, 2009                                                          134,787
        225,000  Lions Gate Entertainment bank term loan
                 FRN 4.84s, 2008 (Canada)                                                           226,125
        597,000  Warner Music Group bank term loan FRN
                 4.173s, 2011                                                                       604,249
                                                                                              -------------
                                                                                                  1,019,075
Publishing (0.1%)
-----------------------------------------------------------------------------------------------------------
        349,630  Dex Media West, LLC bank term loan FRN
                 3.862s, 2010                                                                       354,291
         90,000  RH Donnelley Finance Corp. bank term
                 loan FRN Class B, 3.86s, 2011                                                       91,001
        247,500  WRC Media Corp. bank term loan FRN
                 6.761s, 2009                                                                       246,727
                                                                                              -------------
                                                                                                    692,019
Retail (--%)
-----------------------------------------------------------------------------------------------------------
         94,321  Advance Stores bank term loan FRN Ser.
                 C, 3.535s, 2007                                                                     95,441
         91,378  Couche-Tard bank term loan FRN 3.346s,
                 2010                                                                                91,758
        184,075  Rite Aid Corp. bank term loan FRN
                 4.536s, 2008                                                                       185,916
                                                                                              -------------
                                                                                                    373,115
Tire & Rubber (--%)
-----------------------------------------------------------------------------------------------------------
        225,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.11s, 2007                                                          227,250
        180,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.059s, 2006                                                         181,890
                                                                                              -------------
                                                                                                    409,140
Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        227,260  Pacer International, Inc. bank term loan
                 FRN 4.132s, 2010                                                                   230,101

Utilities & Power (0.1%)
-----------------------------------------------------------------------------------------------------------
        448,875  Allegheny Energy, Inc. bank term loan
                 FRN 5.698s, 2011                                                                   455,515
        180,000  Dynegy Holdings, Inc. bank term loan FRN
                 5.53s, 2010                                                                        183,038
        300,000  Mission Energy Holding Co. bank term
                 loan FRN 7s, 2006                                                                  300,563
        204,231  Teton Power Funding bank term loan FRN
                 4.8s, 2011                                                                         205,763
        180,000  Unisource Energy bank term loan FRN
                 5.652s, 2011                                                                       177,638
        183,155  Williams Products bank term loan FRN
                 4.1s, 2007                                                                         185,520
                                                                                              -------------
                                                                                                  1,508,037
                                                                                              -------------
                 Total Senior Loans  (cost $30,144,271)                                         $30,632,106

Asset-backed securities (3.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,805,000  CDO Repackaging Trust Series 144A Ser.
                 03-3, Class A, 9.49s, 2008                                                      $1,814,025
        785,000  Denali Capital CLO III Ltd. FRN Ser.
                 B-2L, 9.63s, 2015 (Cayman Islands)                                                 805,177
        615,000  Dryden Leveraged Loan CDO 144A FRN Ser.
                 03-4A, Class D, 10.11s, 2015                                                       621,150
      1,825,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 5A, 10.591s,
                 2015 (Cayman Islands)                                                            1,838,688
                 Neon Capital, Ltd. 144A
      2,382,544  limited resource secured notes Ser. 98,
                 1.637s, 2014 (Cayman Islands)                                                    1,973,864
     14,668,569  limited recourse sec. notes Ser. 96,
                 1.458s, 2013 (Cayman Islands)                                                   13,536,757
      6,271,893  limited recourse secured notes Ser. 94,
                 1.686s, 2013 (Cayman Islands)                                                    5,910,394
      3,901,050  limited recourse secured notes Ser. 95,
                 2.319s, 2013 (Cayman Islands)                                                    4,757,393
      6,684,836  limited recourse secured notes Ser. 97,
                 1.105s, 2013 (Cayman Islands)                                                    5,871,158
        725,000  Octagon Investment Parties VI, Ltd. FRN
                 Ser. 03-6A, Class B2L, 9.46s, 2016                                                 749,469
      2,460,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                            2,094,014
      1,305,000  Verdi Synthetic CLO 144A Ser. 1A, Class
                 E2, 11.15s, 2010                                                                 1,306,427
                                                                                              -------------
                 Total Asset-backed securities  (cost $42,762,782)                              $41,278,516

Foreign government bonds and notes (1.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $910,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                              $987,350
        690,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         767,625
        750,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                               865,500
      2,580,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s (9s,
                 8/15/05), 2030 (STP)                                                             2,025,300
        915,000  Peru (Republic of) bonds 8 3/4s, 2033                                              878,400
      1,335,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       1,280,265
USD   2,370,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                      2,381,850
     $2,830,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       3,244,595
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $10,991,789)                   $12,430,885

Collateralized mortgage obligations (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $495,000  Commercial Mortgage Pass-Through
                 Certificates 144A FRB Ser. 01-FL4A,
                 Class E, 2.9s, 2013                                                               $440,550
                 DLJ Commercial Mortgage Corp.
        493,418  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 430,507
      1,581,791  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 979,784
                 GE Capital Commercial Mortgage Corp.
                 144A
      1,025,000  Ser. 00-1, Class G, 6.131s, 2033                                                   906,994
        577,000  Ser. 00-1, Class H, 6.131s, 2033                                                   357,912
        912,750  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               685,267
        437,000  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              344,718
                 Mach One Commercial Mortgage Trust 144A
        730,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   611,289
        365,000  Ser. 04-1A, Class K, 5.45s, 2040                                                   297,675
        165,000  Ser. 04-1A, Class L, 5.45s, 2040                                                   120,212
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $5,078,130)                    $5,174,908

Convertible bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,220,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                              $1,207,800
        910,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                         1,035,125
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $2,275,630)                            $2,242,925

Brady bonds (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,383,200  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                            $1,257,004
                                                                                              -------------
                 Total Brady bonds  (cost $1,281,532)                                            $1,257,004

Short-term investments (5.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $10,000,000  Canadian Imperial Bank, 1.10s, December
                 20, 2004                                                                        $9,995,430
      5,000,000  Federal National Mortgage Association,
                 1.34s, September 17,2004                                                         4,997,022
     45,580,143  Putnam Prime Money Market Fund (e)                                             $45,580,143
                                                                                              -------------
                 Total Short-term investments  (cost $60,572,595)                               $60,572,595
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,192,594,552)(b)                                  $1,198,496,326
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at August 31, 2004
(aggregate face value $669,526)

                                                                 Unrealized
                                 Aggregate      Delivery       appreciation/
                        Value   face value          date      (depreciation)
----------------------------------------------------------------------------
Canadian Dollar      $457,105     $460,464      12/15/04            $(3,359)
Euro                  210,031      209,062      12/15/04                969
----------------------------------------------------------------------------
                                                                    $(2,390)
----------------------------------------------------------------------------

Forward currency contracts to sell at August 31, 2004
(aggregate face value $7,476,409)

                                                                Unrealized
                                 Aggregate      Delivery      appreciation/
                        Value   face value          date     (depreciation)
----------------------------------------------------------------------------
Euro               $7,506,253   $7,476,409    12/15/2004          $(29,844)
----------------------------------------------------------------------------

Total return swap contracts outstanding at August 31, 2004
                                                                 Unrealized
                                       Notional    Termination appreciation/
                                        amount         date   (depreciation)
----------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
June 16, 2003 to receive (pay)
quarterly the notional amount
multiplied by the return of the
Lehman U.S. High Yield Index and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR adjusted by a
specified spread.                    $10,897,532     6/1/05       $487,314

Agreement with Lehman Brothers
Special Financing, Inc. dated
September 30, 2003 to receive
(pay) semi-annually the notional
amount multiplied by the total
rate of return of the Lehman
Brothers U.S. High Yield Index
and pay semi-annually the
notional amount multiplied by
the six month USD-LIBOR adjusted
by a specified spread.                 5,418,878    10/1/04         94,908
----------------------------------------------------------------------------
                                                                  $582,222
----------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $1,212,630,828.

  (b) The aggregate identified cost on a tax basis is $1,202,953,847, resulting in gross unrealized appreciation and depreciation of $56,338,509 and $60,796,030, respectively, or net unrealized depreciation of $4,457,521.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $159,276 for the period ended August 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on  Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at August 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont] Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004